CREDIT AND LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2022
Credit And Loans From Banks [Abstract]
Disclosure of credit and loans from banks
	December 31,
	2022	2021
	US Dollars in thousands
Long-term bank loans	2,496	5,166
Less - current maturities	(1,052)	(2,406)
	1,444	2,760